Filed pursuant to Rule 497
File No. 333-204239

FS INVESTMENT CORPORATION IV

Supplement dated October 18, 2017

to

Prospectus dated April 28, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation IV dated April 28, 2017, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 43 of the Prospectus before you decide to invest in shares of our common stock.

Cover

This supplement supplements and amends the summary risk factors on the cover of the Prospectus by deleting the fourth sentence of the ninth bullet in its entirety and replacing it with the following:

In addition, any such repurchases will be at a repurchase price equal to the price at which our shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

Prospectus Summary

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—FS Investment Corporation IV” by deleting the second sentence of the second to last paragraph on page 3 in its entirety and replacing it with the following:

However, we are not obligated to continue to repurchase shares and, if we do so, shares will be repurchased at a repurchase price equal to the price at which shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Risk Factors” by deleting the fourth sentence of the ninth bullet on page 8 in its entirety and replacing it with the following:

In addition, any such repurchases will be at a repurchase price equal to the price at which our shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Share Repurchase Program” by deleting the last sentence of the second to last paragraph on page 22 in its entirety and replacing it with the following:

We currently intend to offer to repurchase shares on each date of repurchase at a repurchase price equal to the price at which shares of our common stock are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date. See “Distribution Reinvestment Plan.”

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Distribution Reinvestment Plan” by deleting the second sentence of the second to last paragraph on page 29 in its entirety and replacing it with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the same price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the net offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Questions And Answers About This Offering

This supplement supplements and amends the section of the Prospectus entitled “Questions And Answers About This Offering” by deleting the sixth sentence of the first full answer on page 39 and replacing it with the following:

Any such repurchases will be at a repurchase price equal to the price at which our shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

Risk Factors

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors” by deleting the second sentence under the risk factor entitled “The timing of our repurchase offers pursuant to our share repurchase program may be at a time that is disadvantageous to our stockholders.” on page 46 and replacing it with the following:

As a result, to the extent investors have the ability to sell their shares to us as part of our share repurchase program, the price at which an investor may sell shares, which we expect will be at a price that is (i) not less than the NAV Per Share and (ii) not more than 2.5% greater than the NAV Per Share as of the distribution date coinciding with such repurchase date, may be lower than what an investor paid in connection with the purchase of shares in our offering.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—RIC Status and Distributions” by deleting the first sentence of the second paragraph on page 106 and replacing it with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the same price that is used for the weekly closing date on or immediately following such distribution payment date will be the price at which shares of common stock are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the net offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares of common stock at a purchase price determined by our board of directors or a committee thereof, in its sole discretion, that is (i) not less than the net asset value per share determined in good faith by our board of directors or a committee thereof, in its sole discretion, immediately prior to the payment of the distribution and (ii) not more than 2.5% greater than the net asset value per share as of such date.

Investment Objectives and Strategy

This supplement supplements and amends the section of the Prospectus entitled “Investment Objectives and Strategy” by deleting the second sentence of the second paragraph on page 124 in its entirety and replacing it with the following:

However, we are not obligated to continue to repurchase shares and, if we do so, shares will be repurchased at a repurchase price equal to the price at which our shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date.

Distribution Reinvestment Plan

This supplement supplements and amends the section of the Prospectus entitled “Distribution Reinvestment Plan” by deleting the third paragraph on page 206 in its entirety and replacing it with the following:

Prior to the closing of the public offering to which this prospectus relates, we expect to coordinate distribution payment dates so that the same price that is used for the weekly closing date on or immediately following such distribution payment date will be used to calculate the price at which shares are issued under our distribution reinvestment plan, and your reinvested distributions will purchase shares at a price equal to the net offering price in effect on the date of issuance, and such price may represent a premium to our net asset value per share. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares at a purchase price determined by our board of directors (or a committee thereof), in its sole discretion, that is (i) not less than the NAV Per Share and (ii) not more than 2.5% greater than the NAV Per Share as of such date. Shares of our common stock issued pursuant to our distribution reinvestment plan will have the same voting rights as our shares offered pursuant to this prospectus.

This supplement supplements and amends the section of the Prospectus entitled “Distribution Reinvestment Plan” by deleting the fifth paragraph on page 206 in its entirety and replacing it with the following:

We intend to use newly issued shares to implement the plan. The number of shares we will issue to you is currently determined by dividing the total dollar amount of the distribution payable to you by a price equal to the net offering price in effect at which shares are sold in the offering at the weekly closing conducted on the day of or immediately following the distribution payment date. Beginning November 29, 2017, cash distributions to participating stockholders will be reinvested in additional shares at a purchase price determined by our board of directors (or a committee thereof), in its sole discretion, that is (i) not less than the NAV Per Share and (ii) not more than 2.5% greater than the NAV Per Share as of such date.

Share Class Specifications

This supplement supplements and amends the section of the Prospectus entitled “Share Class Specifications—Conversion Feature and Termination of Distribution Fees” by deleting the last sentence of the second to last paragraph on page 220 in its entirety and replacing it with the following:

Following the conversion of their shares into shares of the No-Load Share Class, those stockholders continuing to participate in our distribution reinvestment plan will receive shares of such No-Load

Share Class going forward at a purchase price determined by our board of directors (or a committee thereof), in its sole discretion, that is (i) not less than the NAV Per Share of such No-Load Share Class and (ii) not more than 2.5% greater than the NAV Per Share of such No-Load Share Class as of such date.

Share Repurchase Program

This supplement supplements and amends the section of the Prospectus entitled “Share Repurchase Program” by deleting the last sentence of the first full paragraph on page 249 in its entirety and replacing it with the following:

We intend to offer to repurchase shares on each date of repurchase at a repurchase price equal to the price at which our shares are issued pursuant to our distribution reinvestment plan on the distribution date coinciding with such repurchase date. See “Distribution Reinvestment Plan.”